Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                 August 4, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

      Re:   Defined Asset Funds -- Government Securities Income Funds --
                  U.S. Government Zero Coupon Bonds Series 3 and 8.
               File Nos. 33-26716 and 333-36109  CIK #845859 and 893202

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 19, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on July 31, 2008.

                                Very truly yours,


                                ADVISORS ASSET MANAGEMENT, INC.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                      Senior Vice President





DMS #2050955